WARRANTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 27, 2021
Defined Benefit Plan Disclosure [Line Items]
Warrants estimated fair value	$ 1.00		$ 1.00
Expected dividend yield	0.00%		0.00%
Stock-based compensation expense	$ 55,051	$ 111,487	$ 307,918	$ 220,206
Unrecognized compensation expense	$ 578,000		633,000
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged					28,014,540
Warrant exercise price					$ 0.0001
Common stock, shares exchange					28,014,540
Exercisable, exercise price per shares					$ 0.0001
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants estimated fair value	$ 1.00
Expected dividend yield	0.00%
Stock-based compensation expense	$ 50,300		0
Unrecognized compensation expense	$ 0		$ 0
Consulting Firm [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged	150,000		150,000
Warrant exercise price	$ 1.10		$ 1.10
Warrants, term	7 years		7 years
Warrants estimated fair value	$ 0.61		$ 0.61
Consulting Firm [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected dividend yield			0.00%
Stock-based compensation expense			$ 75,500	$ 0
Unrecognized compensation expense			$ 0